CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of critical accounting estimates and judgements [Abstract]
Pre-tax cash flow projections period	five-year
Percentage of headroom of fixed line segment recoverable amount over carrying amount	52.00%	37.00%	42.00%
Change of after-tax discount rate within range	± 10% multiplied by the variable 7% (6.3% to 7.7%)
Change of terminal permanent growth rate within range	± 1% of the variable 1.0% (0% to 2%)